Derivative Financial Instruments	12 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Consolidated Balance Sheets were as follows:

		September 30,
Asset Derivatives	Classification	2017	2016
Derivatives designated as hedging instruments:
Commodity swaps	Other receivables, net	$0.6	$0.1
Interest rate swaps	Deferred charges and other assets	0.4	—
Foreign exchange contracts	Other receivables, net	0.2	—
Total asset derivatives designated as hedging instruments		1.2	0.1
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other receivables, net	0.3	0.1
Total asset derivatives		$1.5	$0.2

		September 30,
Liability Derivatives	Classification	2017	2016
Derivatives designated as hedging instruments:
Foreign exchange contracts	Accounts payable	$2.3	$0.2
Foreign exchange contracts	Other long-term liabilities	0.3	0.1
Interest rate swaps	Other current liabilities	0.5	0.8
Interest rate swaps	Accrued interest	0.2	0.4
Commodity swaps	Accounts payable	—	0.1
Total liability derivatives designated as hedging instruments		3.3	1.6
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Accounts payable	—	0.1
Total liability derivatives		$3.3	$1.7

Spectrum Brands is exposed to the risk of default by the counterparties with which Spectrum Brands transacts and generally does not require collateral or other security to support financial instruments subject to credit risk. Spectrum Brands monitors counterparty credit risk on an individual basis by periodically assessing each such counterparty’s credit rating exposure. The maximum loss due to credit risk equals the fair value of the gross asset derivatives that are concentrated with certain domestic and foreign financial institution counterparties. Spectrum Brands considers these exposures when measuring its credit reserve on its derivative assets, which was less than $0.1 as of September 30, 2017 and 2016.
Spectrum Brands’ standard contracts do not contain credit risk related contingent features whereby Spectrum Brands would be required to post additional cash collateral as a result of a credit event. However, Spectrum Brands is typically required to post collateral in the normal course of business to offset its liability positions. As of September 30, 2017 and 2016, there was no cash collateral outstanding. In addition, as of September 30, 2017 and 2016, Spectrum Brands had no posted standby letters of credit related to such liability positions.
The following tables summarize the impact of the effective portion of designated hedges and the gain (loss) recognized in the accompanying Consolidated Statements of Operations for Fiscal 2017, 2016 and 2015:

Fiscal 2017	Classification	Effective Portion
		Gain (Loss) in AOCI	Gain (Loss) reclassified to Continuing Operations	Reclassified to Discontinued Operations
Interest rate swaps	Interest expense	$(0.7)	$(1.3)	$—
Commodity swaps	Cost of goods sold	6.2	0.7	4.7
Net investment hedge	Other (expense) income, net	(24.0)	—	—
Foreign exchange contracts	Net sales	0.4	—	—
Foreign exchange contracts	Cost of goods sold	(13.5)	0.1	6.6
		$(31.6)	$(0.5)	$11.3

Fiscal 2016	Classification	Effective Portion
		Gain (Loss) in AOCI	Gain (Loss) reclassified to Continuing Operations	Reclassified to Discontinued Operations
Interest rate swaps	Interest expense	$(0.4)	$(1.9)	$—
Commodity swaps	Cost of goods sold	4.5	(1.4)	(2.3)
Net investment hedge	Other (expense) income, net	0.6	—	—
Foreign exchange contracts	Net sales	(0.4)	(0.2)	—
Foreign exchange contracts	Cost of goods sold	6.8	1.2	5.7
		$11.1	$(2.3)	$3.4

Fiscal 2015	Classification	Effective Portion
		Gain (Loss) in AOCI	Gain (Loss) reclassified to Continuing Operations	Reclassified to Discontinued Operations
Interest rate swaps	Interest expense	$(3.4)	$(1.9)	$—
Commodity swaps	Cost of goods sold	(7.1)	(0.5)	(0.2)
Foreign exchange contracts	Net sales	0.1	0.1	—
Foreign exchange contracts	Cost of goods sold	21.8	25.4	4.6
		$11.4	$23.1	$4.4

The unrealized loss on derivative contracts in AOCI expected to be recognized during the fiscal year ending September 30, 2018 (“Fiscal 2018”) is $8.9.
During Fiscal 2017, 2016 and 2015, Spectrum Brands recognized the following gains and losses on derivatives associated with Spectrum Brands’ continuing operations:

		Fiscal
	Classification	2017	2016	2015
Foreign exchange contracts	Other (expense) income, net	$1.9	$3.1	$(4.9)